NOTES PAYABLE (Details)												12 Months Ended							12 Months Ended				12 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2014 Commercial Paper Canadian dollars CAD	Dec. 31, 2013 Commercial Paper Canadian dollars CAD	Dec. 31, 2014 Commercial Paper U.S. dollars USD ($)	Dec. 31, 2014 Commercial Paper U.S. dollars CAD	Dec. 31, 2013 Commercial Paper U.S. dollars USD ($)	Dec. 31, 2013 Commercial Paper U.S. dollars CAD	Oct. 01, 2014 Short-term Debt USD ($)	Dec. 31, 2014 Revolving and demand credit facilities CAD	Dec. 31, 2013 Revolving and demand credit facilities CAD	Dec. 31, 2014 Committed, syndicated, revolving, extendible credit facility TransCanada PipeLines Limited CAD	Dec. 31, 2013 Committed, syndicated, revolving, extendible credit facility TransCanada PipeLines Limited CAD	Dec. 31, 2012 Committed, syndicated, revolving, extendible credit facility TransCanada PipeLines Limited CAD	Dec. 31, 2014 Committed, syndicated, revolving, extendible credit facility TCPL USA CAD	Dec. 31, 2013 Committed, syndicated, revolving, extendible credit facility TCPL USA CAD	Dec. 31, 2012 Committed, syndicated, revolving, extendible credit facility TCPL USA CAD	Dec. 31, 2014 Committed, syndicated, revolving, extendible credit facility TCPL USA USD ($)	Dec. 31, 2014 Committed, syndicated, revolving, extendible credit facility TAIL CAD	Dec. 31, 2013 Committed, syndicated, revolving, extendible credit facility TAIL CAD	Dec. 31, 2012 Committed, syndicated, revolving, extendible credit facility TAIL CAD	Dec. 31, 2014 Committed, syndicated, revolving, extendible credit facility TAIL USD ($)	Dec. 31, 2014 Demand credit facility TransCanada Pipelines Limited and TransCanada Pipelines USA CAD	Dec. 31, 2013 Demand credit facility TransCanada Pipelines Limited and TransCanada Pipelines USA CAD	Dec. 31, 2012 Demand credit facility TransCanada Pipelines Limited and TransCanada Pipelines USA CAD
Notes payable
Outstanding December 31	2,467,000,000	1,842,000,000	1,540,000,000	751,000,000	$ 800,000,000	927,000,000	$ 1,025,000,000	1,091,000,000	$ 170,000,000
Weighted Average Interest Rate per Annum at December 31			1.20%	1.20%	0.70%	0.70%	0.30%	0.30%
Unused Capacity										6,700,000,000	6,200,000,000	3,000,000,000						1,000,000,000				1,000,000,000	600,000,000
Maximum borrowing capacity												3,000,000,000						1,000,000,000				1,000,000,000	1,400,000,000
Cost to maintain the facility												6,000,000	4,000,000	4,000,000	2,000,000	1,000,000	1,000,000		1,000,000	0	0		0	0	0